Document and Entity Information	Feb. 06, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	TRIUMPH GROUP INC
Amendment Flag	false
Entity Central Index Key	0001021162
Document Type	8-K
Document Period End Date	Feb. 06, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-12235
Entity Tax Identification Number	51-0347963
Entity Address, Address Line One	555 E Lancaster Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	251-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal Or Registered Name	Not Applicable
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	TGI
Security Exchange Name	NYSE
Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE